RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($) shares	Jun. 30, 2018	Jan. 08, 2018 shares
Disclosure of transactions between related parties [line items]
Related party payables	$ 147,631
Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares issued | shares								8,665,201
Related Party Share Purchase Warrants [Member]
Disclosure of transactions between related parties [line items]
Share purchase warrants agreed to issue | shares	2,381,301	2,381,301
Fair value of warrants	$ 180,714
Warrants exercisable price | $ / shares	$ 0.09
Warrant term	5 years	5 years
Loss on extinguishment	$ 180,714
Related Party Loan [Member]
Disclosure of transactions between related parties [line items]
Interest rate							10.00%
Finance expenses			528,132	$ 407,500
Interest expense	492,729	$ 371,342	311,102	$ 240,043	$ 114,719
Interest payable			335,330
Advanced to related party			224,976
Loans from related parties increased	506,804
Interest payable decreased	494,934
Foreign exchange expense increased	11,870
Unpaid interest and loan penalties	252,144
Penalties	212,312	$ 160,000
Interest accrued added to principal balance of loans	539,236					$ 395,259
Loss on extinguishment	$ 212,312
Related Party Loan [Member] | Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares issued | shares	250,000					250,000
Warrants exercisable price | $ / shares	$ 0.15
Directors and officers [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation			$ 1,913,692		$ 3,693,799